Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	$ 1,128,660
2024	359,371
2025	45,262
2026	1,265,711
2027	719,144
Thereafter	4,019,166
Total	$ 7,537,314